Document And Entity Information	Oct. 30, 2019
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	STIFEL FINANCIAL CORP.
Entity Central Index Key	0000720672
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09305
Entity Tax Identification Number	43-1273600
Entity Address, Address Line One	501 N. Broadway
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63102-2188
City Area Code	314
Local Phone Number	342-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.15 par value per share
Trading Symbol	SF
Security Exchange Name	NYSE
Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series A
Trading Symbol	SF PR A
Security Exchange Name	NYSE
Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series B [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series B
Trading Symbol	SF PrB
Security Exchange Name	NYSE